MML SERIES INVESTMENT FUND

MML Conservative Allocation Fund

Supplement dated February 24, 2016 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph (Page 4 of the Prospectus) under Principal Investment Strategies for the MML Conservative Allocation Fund:

The Fund has a conservative asset allocation strategy (relative to the other MML Allocation Funds), with approximately 35% to 45% of its assets invested in equity funds and approximately 55% to 65% invested in fixed income funds, including money market funds. However, a portion of the Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8086-15-01

CA 15-01

MML SERIES INVESTMENT FUND

MML Balanced Allocation Fund

Supplement dated February 24, 2016 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph (Page 11 of the Prospectus) under Principal Investment Strategies for the MML Balanced Allocation Fund:

The Fund has a balanced asset allocation strategy (relative to the other MML Allocation Funds), with approximately 45% to 55% of its assets invested in equity funds and approximately 45% to 55% invested in fixed income funds, including money market funds. However, a portion of the Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8086-15-02

BA 15-01

MML SERIES INVESTMENT FUND

MML Moderate Allocation Fund

Supplement dated February 24, 2016 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph (Page 18 of the Prospectus) under Principal Investment Strategies for the MML Moderate Allocation Fund:

The Fund has a moderate asset allocation strategy (relative to the other MML Allocation Funds), with approximately 55% to 65% of its assets invested in equity funds and approximately 35% to 45% invested in fixed income funds, including money market funds. However, a portion of the Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8086-15-03

MA 15-01

MML SERIES INVESTMENT FUND

MML Growth Allocation Fund

Supplement dated February 24, 2016 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph (Page 25 of the Prospectus) under Principal Investment Strategies for the MML Growth Allocation Fund:

The Fund has an asset allocation strategy that emphasizes the potential for growth (relative to the other MML Allocation Funds), with approximately 70% to 80% of its assets invested in equity funds and approximately 20% to 30% invested in fixed income funds, including money market funds. However, a portion of the Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8086-15-04

GA 15-01

MML SERIES INVESTMENT FUND

MML Aggressive Allocation Fund

Supplement dated February 24, 2016 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph (Page 32 of the Prospectus) under Principal Investment Strategies for the MML Aggressive Allocation Fund:

The Fund has an aggressive asset allocation strategy (relative to the other MML Allocation Funds), with approximately 85% to 95% of its assets invested in equity funds and approximately 5% to 15% invested in fixed income funds, including money market funds. However, a portion of the Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8086-15-05

AA 15-01

MML SERIES INVESTMENT FUND

Supplement dated February 24, 2016 to the

Statement of Additional Information dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective January 1, 2016, the following information replaces similar information for the MML American Funds® Growth Fund, MML American Funds® International Fund, and MML American Funds® Core Allocation Fund in the chart under “Investment Adviser” found on page B-78 in the section titled Investment Advisory and Other Service Agreement:

Fund
MML Growth Fund	0.15% on the first $500 million; and 0.125% on any excess over $500 million

MML International Fund	0.15% on the first $500 million; and 0.125% on any excess over $500 million

MML Core Allocation Fund	0.20% on the first $750 million; and 0.175% on any excess over $750 million

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L8086-15-03

MML SERIES INVESTMENT FUND

Supplement dated February 24, 2016 to the

Statement of Additional Information dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective January 1, 2016, the following information replaces similar information for the MML Equity Income Fund, MML Equity Index Fund, MML Global Fund, MML Income & Growth Fund, MML Large Cap Growth Fund, MML Mid Cap Growth Fund, and MML Mid Cap Value Fund in the chart under “Investment Adviser” found on page B-61 in the section titled Investment Advisory and Other Service Agreements:

Fund
MML Equity Income Fund	0.75% on the first $500 million; and 0.70% on any excess over $500 million

MML Equity Index Fund	0.10% on the first $500 million; and 0.08% on any excess over $500 million

MML Global Fund	0.60% on the first $500 million; and 0.55% on any excess over $500 million

MML Income & Growth Fund	0.65% on the first $500 million; and 0.60% on any excess over $500 million

MML Large Cap Growth Fund	0.65% on the first $500 million; and 0.60% on any excess over $500 million

MML Mid Cap Growth Fund	0.77% on the first $500 million; and 0.75% on any excess over $500 million

MML Mid Cap Value Fund	0.84% on the first $500 million; and 0.80% on any excess over $500 million

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L7352-15-05